NOTE 10: ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Note 9 Accounts Payable And Accrued Liabilities
Disclosure of detailed information about accounts payable and accrued liabilities
	As at December 31,
	2019	2018
Trade payables and accrued liabilities	$1,367,253	$1,274,885
Payroll liabilities	507,737	280,007
	$1,874,990	$1,554,892